Consolidated Statements of Comprehensive Income Parenthetical - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Successor
Taxes on change in unrecognized benefit plan gains and losses arising during the period		$ (5,176)	$ (121,030)	$ 91,992
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Tax		(25)	(71)	0
Taxes on changes in unrealized holding gain arising during the period		(2,133)	3,512	0
Taxes on change in foreign currency translation adjustments		$ (1,428)	$ (1,779)	$ 58
Predecessor
Taxes on change in unrecognized benefit plan gains and losses arising during the period	$ 0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Tax	169,642
Taxes on changes in unrealized holding gain arising during the period	0
Taxes on change in foreign currency translation adjustments	$ (552)